MERRILL LYNCH
GLOBAL
ALLOCATION
FUND, INC.





FUND LOGO






Quarterly Report

July 31, 1995






This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Merrill Lynch
Global Allocation
Fund, Inc.
Box 9011
Princeton, NJ
08543-9011





MERRILL LYNCH GLOBAL ALLOCATION FUND, INC.

Summary of
Fund's Overall
Asset Mix
As of 7/31/95
                                                     Percent of Fund's Portfolio      Reference Portfolio
                                                     7/31/95             4/30/95         Percentages
North & South American Equities*                      21.3%                22.1%             36.0%
European Equities                                      9.7                  9.6               9.6
Pacific Basin Equities                                 5.9                  5.6              14.4
Total Equities                                        36.9                 37.3              60.0

US Dollar Denominated Fixed-Income Securities         31.7                 34.2              24.0
  US Issuers                                          18.0                 20.6               --
  Non-US Issuers                                      13.7                 13.6               --
Non-US Dollar Denominated Fixed-Income Securities     23.0                 24.2              16.0
Total Fixed-Income Securities                         54.7++               58.4++            40.0

Cash & Cash Equivalents                                8.4                  4.3               --

 *Includes value of Stock Index Futures.
++Includes Preferred Stock.


Officers and
Directors

Arthur Zeikel, President and Director
Donald Cecil, Director
Edward H. Meyer, Director
Charles C. Reilly, Director
Richard R. West, Director
Edward D. Zinbarg, Director
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior Vice President
Donald C. Burke, Vice President
Bryan N. Ison, Vice President and Portfolio Manager
Gerald M. Richard, Treasurer
Michael J. Hennewinkel, Secretary

Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, Florida 32246-6484
(800) 637-3863




DEAR SHAREHOLDER

For the quarter ended July 31, 1995,
Merrill Lynch Global Allocation Fund,
Inc. had total investment returns of
+7.85%, +7.46%, +7.48%, and +7.68%,
for Class A, Class B, Class C and Class D
Shares, respectively. (Fund results do
not include sales charges and would be
lower if sales charges were deducted.
Complete performance information,
including average annual total returns,
can be found on pages 3--5 of this
report to shareholders.)

Profits Taken in Bond Holdings
During the July quarter, we reduced the
Fund's fixed-income exposure from
58.4% of net assets to 54.7%, with a
corresponding increase in cash and
cash equivalents from 4.3% to 8.4%.
However, this is still an overweighted
position in fixed-income securities
relative to the Fund's reference port-
folio. (See "Summary of the Fund's
Overall Asset Mix" table on page 1 of
this report to shareholders.)

Since many US fixed-income invest-
ments met or exceeded our price
objectives, we took profits in some US
fixed-income holdings. We also began
to hedge part of the Fund's interest rate exposure by selling ten-year Treasury note futures against the portfolio's US dollar-denominated bond holdings.

During the July quarter, international
investor sentiment regarding Mexico's
prospects improved, resulting in price
appreciation for Mexican debt. As a
result, we sold part of the Fund's
Mexican US dollar-denominated hold-
ings at a profit. In addition, we allowed part of our peso-denominated Mexican
Cetes investments to mature as they
came due, also at an overall profit.

We continue to maintain a significant
position in European debt securities,
with almost half of our overall 21.2%
exposure at July quarter-end in German
government and state bonds. Inflation
in Germany remains under control at just over a 2% year-over-year rate. As we have noted in previous reports to shareholders, the Bundesbank maintains a well-deserved reputation as one of the most independent central banks in the world. We believe that inflationary pressures will continue to be contained in Germany. At the same time, German sovereign fixed-income securities offer higher yields than their US Treasury counterparts.

However, although we view European
bonds as attractive investments, we
believe that the high valuations of
European currencies relative to the
US dollar warrant hedging the Fund's
European currency exposure. There-
fore, the Fund's European bond invest-
ments are largely hedged back into the
US dollar.

Equity Investment Activities
In the United States, we reduced posi-
tions in bank stocks, one of the Fund's
major sector commitments. Bank shares
have appreciated substantially as US
interest rates have declined. We still
believe that the Fund's bank share
holdings offer the potential for further share price appreciation, but considered it appropriate to trim these holdings somewhat.

We increased the Fund's Japanese
equity investments very slightly during
the quarter. The Japanese stock market
has traded down for most of 1995, but
rebounded in mid-July. It is clear that
major structural problems remain for
the Japanese economy, and that many
Japanese corporations face serious
challenges, including the strong yen
which creates a competitive disadvan-
tage for Japanese-based manufacturers
that compete in world markets. We con-
tinue to invest in Japanese companies
that we believe have relatively positive business prospects and whose shares represent attractive values. At quarter-end, the Fund had a 5.0% Japanese equity exposure, which is still a signifi-cantly underweighted position relative to the reference portfolio. In addition, since we believe the yen is overvalued relative to the US dollar in terms of its purchasing power, we continue to hedge most of the portfolio's yen exposure back into US dollars.

In Conclusion
We thank you for your continued
investment in Merrill Lynch Global
Allocation Fund, Inc., and we look for-
ward to reviewing our outlook and
strategy with you again in our next
report to shareholders.

Sincerely,



(Arthur Zeikel)
Arthur Zeikel
President



(Bryan N. Ison)
Bryan N. Ison
Vice President and Portfolio Manager




September 6, 1995





PERFORMANCE DATA


About Fund
Performance

Since October 21, 1994, investors have been able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM
System, which offers four pricing alternatives:

*Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

*Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreas-ing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after 8 years.

*Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

*Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distri-bution fee).

Performance data for the Fund's Class A and Class B Shares are presented in the "Performance Summary," "Recent Performance Results" and "Average Annual Total Return" tables on pages 4 and 5. Data for Class C and Class D Shares are also presented in the "Recent Performance Results" and "Aggregate Total Return" tables on page 5.

The "Recent Performance Results" table shows investment results before the deduction of any sales charges for Class A and Class B Shares for the 12-month and 3-month periods ended July 31, 1995 and for Class C and Class D Shares for the since inception and 3-month periods ended July 31, 1995. All data in this table assume imposition of the actual total expenses incurred by each class of shares during the relevant period.

None of the past results shown should be considered a repre-sentation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


PERFORMANCE DATA (concluded)


Performance
Summary--
Class A Shares
                                       Net Asset Value                Capital Gains
Period Covered                   Beginning           Ending            Distributed            Dividends Paid*             % Change**
2/3/89--12/31/89                  $10.00             $10.76               $0.199                  $0.484                   +14.64%
1990                               10.76               9.89                0.237                   0.854                   + 1.88
1991                                9.89              11.05                0.196                   1.409                   +28.75
1992                               11.05              11.53                0.038                   0.816                   +12.19
1993                               11.53              13.23                0.194                   0.508                   +21.01
1994                               13.23              12.23                0.140                   0.605                   - 2.00
1/1/95--7/31/95                    12.23              13.88                  --                    0.167                   +14.91
                                                                          ------                  ------
                                                                    Total $1.004            Total $4.843

                                                                                   Cumulative total return as of 7/31/95: +129.89%*

 *Figures may include short-term capital gains distributions. **Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not include sales charge; results would be lower if sales charge was included.



Performance
Summary--
Class B Shares
                                       Net Asset Value                Capital Gains
Period Covered                   Beginning           Ending            Distributed            Dividends Paid*             % Change**
2/3/89--12/31/89                  $10.00             $10.75               $0.199                  $0.392                   +13.58%
1990                               10.75               9.88                0.237                   0.741                   + 0.84
1991                                9.88              11.03                0.196                   1.300                   +27.47
1992                               11.03              11.47                0.038                   0.731                   +11.06
1993                               11.47              13.11                0.194                   0.409                   +19.69
1994                               13.11              12.12                0.140                   0.479                   - 2.89
1/1/95--7/31/95                    12.12              13.72                  --                    0.107                   +14.11
                                                                          ------                  ------
                                                                    Total $1.004            Total $4.159

                                                                                   Cumulative total return as of 7/31/95: +115.05%**

 *Figures may include short-term capital gains distributions. **Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.



Average Annual
Total Return

                                          % Return Without      % Return With
                                            Sales Charge         Sales Charge**

Class A Shares*

Year Ended 6/30/95                            + 8.88%                + 3.16%
Five Years Ended 6/30/95                      +13.21                 +11.99
Inception (2/3/89) through 6/30/95            +13.28                 +12.33

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.



                                             % Return               % Return
                                           Without CDSC            With CDSC**

Class B Shares*

Year Ended 6/30/95                            + 7.75%                + 3.75%
Five Years Ended 6/30/95                      +12.06                 +12.06
Inception (2/3/89) through 6/30/95            +12.13                 +12.13

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
**Assuming payment of applicable contingent deferred sales charge.



Aggregate
Total Return


                                              % Return               % Return
                                            Without CDSC            With CDSC**

Class C Shares*

Inception (10/21/94) through 6/30/95           +7.63%                 +6.63%

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                          % Return Without      % Return With
                                            Sales Charge         Sales Charge**

Class D Shares*

Inception (10/21/94) through 6/30/95           +8.30%                 +2.62%

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.

Recent
Performance
Results
                                                                       Net Asset Value                        Total Return
                                                             7/31/95       4/30/95       7/31/94++     12-Month++        3-Month
ML Global Allocation Fund, Inc. Class A Shares*               $13.88        $13.03        $13.46        +10.68%(1)        +7.85%(2)
ML Global Allocation Fund, Inc. Class B Shares*                13.72         12.87         13.26        + 9.56(3)         +7.46(4)
ML Global Allocation Fund, Inc. Class C Shares*                13.65         12.82         12.91        +11.22(5)         +7.48(6)
ML Global Allocation Fund, Inc. Class D Shares*                13.87         13.03         13.07        +11.94(7)         +7.68(8)
US Stocks: Standard & Poor's 500 Index**                                                                +26.06            +9.94
Non-US Stocks: Financial Times--Actuaries World Index***                                                + 6.11            +3.03
US Bonds: ML Government Index GA05****                                                                  + 9.35            +4.44
Non-US Bonds: Salomon Brothers World Government Bond Index*****                                         +23.05            +3.24

   ++Investment results shown for Class C and Class D Shares
     are since inception (10/21/94).
    *Investment results shown do not reflect sales charges;
     results shown would be lower if a sales charge was included. **An unmanaged broad-based index comprised of common stocks.
     Total investment returns for unmanaged indexes are based on estimates.
  ***An unmanaged capitalization-weighted index comprised of over
     1,800 companies in 24 countries, excluding the United States. ****An unmanaged index designed to track the total return of the current coupon five-year US Treasury bond.
*****An unmanaged market capitalization-weighted index tracking 10 government bond indexes, excluding the United States.
  (1)Percent change includes reinvestment of $0.773 per share ordinary income dividends and $0.140 per share capital gains distributions.
  (2)Percent change includes reinvestment of $0.167 per share ordinary income dividends.
  (3)Percent change includes reinvestment of $0.586 per share ordinary income dividends and $0.140 per share capital gains distributions.
  (4)Percent change includes reinvestment of $0.107 per share ordinary income dividends.
  (5)Percent change includes reinvestment of $0.493 per share ordinary income dividends and $0.140 per share capital gains distributions.
  (6)Percent change includes reinvestment of $0.125 per share ordinary income dividends.
  (7)Percent change includes reinvestment of $0.538 per share ordinary income dividends and $0.140 per share capital gains distributions.
  (8)Percent change includes reinvestment of $0.156 per share ordinary income dividends.

Portfolio
Abbreviations

To simplify the currency denominations
of Merrill Lynch Global Allocation Fund,
Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the currencies according to the list at right.

CAD    Canadian Dollar
CHF    Swiss Franc
DEM    German Deutschemark
DKR    Danish Kroner
ECU    European Currency Unit
ESP    Spanish Peseta
FRF    French Franc
GBP    Great Britain Pound
IEP    Irish Punt
ITL    Italian Lira
JPY    Japanese Yen
MXN    Mexican Peso
NLG    Netherlands Guilder
NZD    New Zealand Dollar
USD    United States Dollar



SCHEDULE OF INVESTMENTS                                                                                         (in US dollars)
COUNTRY
                          Shares                                                                                     Percent of
Industries                  Held                Common Stocks                        Cost             Value          Net Assets
Australia

Banking                 2,645,800      Westpac Banking Corp.                   $    5,614,396    $    9,873,993            0.1%

Food                    7,916,000      Goodman Fielder Wattie Ltd.                  8,324,587         6,610,414            0.1

Insurance               1,557,557      GIO Australia Holdings, Ltd.                 2,671,589         2,935,138            0.0

Multi-Industry          1,500,000      Pacific Dunlop, Ltd.                         4,092,789         3,502,860            0.1

Tobacco                 2,099,800      Rothmans Holdings, Ltd.                      7,893,919         6,905,297            0.1
                        1,242,300      WD & HO Wills Holdings, Ltd.                 1,389,502         1,927,925            0.0
                                                                               --------------    --------------          ------
                                                                                    9,283,421         8,833,222            0.1

                                       Total Common Stocks in Australia            29,986,782        31,755,627            0.4


Austria

Utilities--Electric       121,750      Oesterreichische Elektrizitats AG
                                       (Verbund)                                    7,780,068         8,942,338            0.1

                                       Total Common Stocks in Austria               7,780,068         8,942,338            0.1


Canada

Beverage                  800,000      Cott Corp. (USD)                             7,512,145         9,100,000            0.1

Metals                    100,000      Inco Ltd. (USD)                              2,132,000         3,387,500            0.0

Natural Resources         300,000      Canadian Pacific, Ltd. (USD)                 3,503,161         5,362,500            0.1
                          440,000      Horsham Corp. (USD)                          3,550,742         5,885,000            0.1
                                                                               --------------    --------------          ------
                                                                                    7,053,903        11,247,500            0.2

Oil & Related             353,000      International Petroleum Corp. (USD)          1,000,196         1,081,063            0.0

Telecommunications        100,000      BCE Telecommunications, Inc. (USD)           3,375,484         3,112,500            0.0

                                       Total Common Stocks in Canada               21,073,728        27,928,563            0.3


Denmark

Banking                    53,500      Unidanmark A/S                               1,870,730         2,769,646            0.0

                                       Total Common Stocks in Denmark               1,870,730         2,769,646            0.0


Finland

Banking                 4,194,000      Kansallis-Osake-Pankki                       4,512,421         4,267,122            0.0
                        1,483,915      Unitas Bank Ltd.                             4,285,282         4,571,890            0.1
                                                                               --------------    --------------          ------
                                                                                    8,797,703         8,839,012            0.1

Machinery & Equipment     207,800      Rauma OY                                     3,747,774         4,332,682            0.1

Metals                    432,500      Outokumpu OY                                 5,980,994         8,470,265            0.1

Paper & Forest          1,500,000      Enso-Gutzeit OY                             12,019,454        14,294,244            0.2
Products                  274,000      Kymmene OY                                   8,387,432         9,161,691            0.1
                          539,650      Metsa-Serla OY                              22,185,795        25,132,971            0.3
                          560,700      Repola OY S                                  7,792,828        12,561,180            0.1
                                                                               --------------    --------------          ------
                                                                                   50,385,509        61,150,086            0.7

                                       Total Common Stocks in Finland              68,911,980        82,792,045            1.0


France

Automobiles                97,650      Peugeot S.A.                                13,088,388        14,048,741            0.2

Banking                    86,500      Societe Generale                             9,605,405        10,397,680            0.1

Multi-Industry             26,432      EuraFrance                                   7,223,759         8,801,072            0.1

                                       Total Common Stocks in France               29,917,552        33,247,493            0.4


Germany

Banking                    55,680      Bayerische Vereinsbank AG                    1,339,965         1,658,270            0.0

Capital Goods             369,636      Kloeckner Werke AG                          17,229,762        25,468,153            0.3

Chemicals                  34,000      Basf AG                                      6,821,542         7,881,740            0.1
                           32,000      Bayer AG                                     7,646,190         8,615,474            0.1
                                                                               --------------    --------------          ------
                                                                                   14,467,732        16,497,214            0.2

Electronics                22,000      Siemens AG                                  11,059,372        11,631,324            0.2

Insurance                   1,430      Munchener Ruckversich                        2,688,495         3,177,318            0.0

Machinery & Equipment      36,579      Mannesmann AG                                9,993,612        12,225,651            0.2

Utilities--Electric       440,000      Veba Vereinigte Elektriz                    16,576,809        18,317,146            0.2

                                       Total Common Stocks in Germany              73,355,747        88,975,076            1.1


Hong Kong

Utilities--Electric       460,300      China Light & Power Co., Ltd.                  550,630         2,403,376            0.0

                                       Total Common Stocks in Hong Kong               550,630         2,403,376            0.0


Indonesia

Paper & Pulp            2,060,000      Asia Pacific Resources International
                                       Holdings Ltd. (USD)                         15,467,500        19,312,500            0.2
                        1,715,000      Asia Pulp & Paper Company Ltd.
                                       (ADR)++(USD)                                19,722,500        21,866,250            0.3

                                       Total Common Stocks in Indonesia            35,190,000        41,178,750            0.5


Ireland

Building &              1,065,600      CRH PLC                                      3,594,241         7,539,813            0.1
Construction

Miscellaneous--         2,178,000      Waterford Wedgwood Units                     1,080,827         1,971,144            0.0
Consumer Goods

                                       Total Common Stocks in Ireland               4,675,068         9,510,957            0.1


Italy

Banking                   533,400      IMI (Ordinary)                               3,443,328         3,307,699            0.0

Building &              1,922,200      Filippo Fochi S.p.A.                         6,101,165           823,731            0.0
Construction

Multi-Industry          9,117,595      Compagnie Industriali Riunite S.p.A.
                                       (CIR)                                        7,816,550         7,843,154            0.1

Telecommunications      3,000,000      Societa Finanziaria Telefonica
                                       S.p.A. (STET)                                4,365,656         9,434,081            0.1
                        8,666,863      Societa Finanziaria Telefonica S.p.A.
                                       (STET) RISP                                 16,268,796        21,820,089            0.3
                        3,958,000      Societa Italiana Esercizio Telecom
                                       S.p.A. (S.I.P.)                              3,323,376         6,846,931            0.1
                        3,958,000      Telecom Italia Mobile                               --         4,976,185            0.1
                                                                               --------------    --------------          ------
                                                                                   23,957,828        43,077,286            0.6

                                       Total Common Stocks in Italy                41,318,871        55,051,870            0.7

SCHEDULE OF INVESTMENTS (continued)                                                                             (in US dollars)
COUNTRY
                           Shares                                                                                    Percent of
Industries                   Held             Common Stocks                          Cost             Value          Net Assets
Japan

Automobiles &           1,852,000      Suzuki Motor Corp.                      $   16,952,079    $   22,718,764            0.3%
Equipment

Beverage                  947,000      Chukyo Coca-Cola Bottling Co., Ltd.         11,445,563        10,326,215            0.1
                          508,000      Hokkaido Coca-Cola Bottling Co., Ltd.        6,924,937         7,385,734            0.1
                          650,000      Kinki Coca-Cola Bottling Co., Ltd.          10,324,463         9,007,269            0.1
                          900,000      Mikuni Coca-Cola Bottling Co., Ltd.         13,165,497        12,062,699            0.1
                          838,400      Sanyo Coca-Cola Bottling Co., Ltd.          12,039,227        12,855,975            0.2
                                                                               --------------    --------------          ------
                                                                                   53,899,687        51,637,892            0.6

Capital Goods           3,808,000      Mitsubishi Heavy Industries, Ltd.           23,136,107        27,552,204            0.3

Electric                  435,000      Chudenko Corp.                              13,597,049        16,700,363            0.2
Construction               31,000      Taihei Dengyo Kaisha Ltd.                      638,911           489,437            0.0
                                                                               --------------    --------------          ------
                                                                                   14,235,960        17,189,800            0.2

Electrical                650,000      Kinden Corporation                          13,009,801        11,812,812            0.1
Engineering

Electrical                578,000      Murata Manufacturing Co., Ltd.              18,778,882        25,341,663            0.3
Equipment               1,360,000      Sumitomo Electric Industries                15,481,185        17,455,702            0.2
                                                                               --------------    --------------          ------
                                                                                   34,260,067        42,797,365            0.5

Insurance               2,095,000      Dai-Tokyo Fire & Marine Insurance
                                       Co., Ltd.                                   13,514,192        14,682,133            0.2
                          665,000      Fuji Fire & Marine Insurance Co., Ltd.       3,727,641         3,663,392            0.0
                        2,236,000      Koa Fire & Marine Insurance Co., Ltd.       12,691,892        13,867,060            0.2
                          620,000      Mitsui Marine & Fire Insurance
                                       Co., Ltd.                                    5,004,638         4,359,155            0.0
                        1,669,000      Nichido Fire & Marine Insurance Co.,
                                       Ltd.                                        10,892,520        13,895,695            0.2
                        1,351,000      Nippon Fire & Marine Insurance Co.,
                                       Ltd.                                         6,970,280         8,255,770            0.1
                        2,408,000      Sumitomo Marine & Fire Insurance Co.,
                                       Ltd.                                        18,939,904        19,911,677            0.2
                        2,075,000      Tokio Marine & Fire Insurance Co.,
                                       Ltd.                                        22,188,264        24,747,274            0.3
                        1,130,000      Yasuda Fire & Marine Insurance Co.,
                                       Ltd.                                         8,101,705         7,701,045            0.1
                                                                               --------------    --------------          ------
                                                                                  102,031,036       111,083,201            1.3

Office Equipment        1,407,000      Canon, Inc.                                 19,624,604        25,570,195            0.3

Packaging &               901,000      Toyo Seikan Kaisha, Ltd.                    23,045,380        30,906,633            0.4
Containers

Pharmaceuticals         1,061,000      Sankyo Pharmaceuticals Co., Ltd.            23,391,365        25,066,788            0.3
                          384,000      Taisho Pharmaceuticals Co.                   7,984,458         7,153,112            0.1
                                                                               --------------    --------------          ------
                                                                                   31,375,823        32,219,900            0.4

Restaurants               283,000      Mos Food Services, Inc.                      7,699,427         7,714,675            0.1
                          226,000      Ohsho Food Service Corp.                     5,101,983         5,082,690            0.1
                                                                               --------------    --------------          ------
                                                                                   12,801,410        12,797,365            0.2

Retail Stores             448,000      Ito Yokado Co., Ltd.                        20,618,869        24,781,463            0.3
                          100,000      Sangetsu Co., Ltd.                           3,160,832         2,748,751            0.0
                                                                               --------------    --------------          ------
                                                                                   23,779,701        27,530,214            0.3

Steel                     250,000      Maruichi Steel Tube Ltd.                     4,805,476         5,111,313            0.1

                                       Total Common Stocks in Japan               372,957,131       418,927,658            5.0


Mexico

Foods                     600,000      Grupo Industrial Maseca (ADR)++(USD)         7,107,853         6,750,000            0.1

                                       Total Common Stocks in Mexico                7,107,853         6,750,000            0.1



Netherlands

Airlines                  400,960      KLM Royal Dutch Airlines N.V.                8,407,677        15,132,522            0.2

Banking                   897,150      ABN Amro Holdings N.V.                      29,821,445        35,250,562            0.4

Chemicals                 100,650      Akzo N.V.                                    9,758,201        13,269,097            0.2
                          217,870      European Vinyls Corp. International          9,491,849        10,461,252            0.1
                                                                               --------------    --------------          ------
                                                                                   19,250,050        23,730,349            0.3

Electronics               500,600      Philips Electronics N.V.                    16,584,619        24,683,844            0.3

Insurance                 325,000      Aegon N.V.                                   7,013,035        11,866,680            0.1
                          346,700      Amev N.V.                                   13,640,015        19,940,739            0.2
                          800,965      Internationale Nederlanden Groep N.V.       30,066,279        46,482,265            0.6
                                                                               --------------    --------------          ------
                                                                                   50,719,329        78,289,684            0.9

Miscellaneous-             10,000      Nijverdal Ten Cate V.V.                        501,699           544,139            0.0
Manufacturing

Transportation            229,920      Koninklijke KNP (Warrants) (a)                 793,687           922,711            0.0

                                       Total Common Stocks in the Netherlands     126,078,506       178,553,811            2.1


Spain

Banking                   587,481      Banco de Santander S.A. (Ordinary)          21,323,786        25,030,767            0.3
                           61,775      Banco Popular Espanol S.A.                   6,511,311        10,034,016            0.1
                           83,000      Bank Intercontinental S.A.                   4,607,612         7,520,040            0.1
                                                                               --------------    --------------          ------
                                                                                   32,442,709        42,584,823            0.5

Energy & Petroleum        212,500      Repsol S.A. (ADR)++(USD)                     6,126,375         7,092,188            0.1
                          618,500      Repsol S.A.                                 18,566,656        20,936,090            0.2
                                                                               --------------    --------------          ------
                                                                                   24,693,031        28,028,278            0.3

Financial Services        326,000      Argentaria S.A.                             12,974,203        12,434,995            0.2

Insurance                  30,000      Mapfre S.A.                                  1,130,028         1,692,489            0.0

Manufacturing             195,000      Grupo Fosforera Espanola S.A.                1,696,601           722,465            0.0

Multi-Industry             45,750      Corporacion Financiera Alba S.A.             1,611,658         2,557,932            0.0

Real Estate               236,708      Metrovacesa                                  5,888,465         7,574,018            0.1

Toll Roads                144,375      Autopista Espana (ACESA)                     1,363,246         1,404,119            0.0
                          144,375      Autopista Espana (ACESA) (Rights) (f)               --            94,824            0.0
                                                                               --------------    --------------          ------
                                                                                    1,363,246         1,498,943            0.0

Utilities--Electric       100,000      Empresa Nacional de Electricidad S.A.        3,759,956         5,346,918            0.1
                          591,800      Iberdrola I S.A.                             3,310,030         4,868,547            0.1
                                                                               --------------    --------------          ------
                                                                                    7,069,986        10,215,465            0.2

                                       Total Common Stocks in Spain                88,869,927       107,309,408            1.3


Sweden

Appliances                232,464      Electrolux AB 'B' Free                      11,264,721        12,266,186            0.1

Automotive &              395,000      Volvo AB                                     8,006,793         7,843,972            0.1
Equipment

Banking                   965,750      Stadshypotek AB                             14,244,129        15,616,383            0.2

Electrical                120,000      ASEA AB 'B' Free                             6,532,086        10,570,213            0.1
Equipment

Engineering &
Construction              186,010      Celsius Industrier AB                        2,740,880         3,073,782            0.0

Industrial                200,000      SKF 'A'                                      3,713,376         4,397,163            0.1
                          458,500      SKF 'B' Free                                 8,471,575        10,275,603            0.1
                                                                               --------------    --------------          ------
                                                                                   12,184,951        14,672,766            0.2

Multi-Industry            209,700      Svedala Industri AB Free                     3,360,038         6,246,383            0.1

                                       Total Common Stocks in Sweden               58,333,598        70,289,685            0.8



SCHEDULE OF INVESTMENTS (continued)                                                                             (in US dollars)
COUNTRY
                           Shares                                                                                    Percent of
Industries                   Held            Common Stocks                           Cost             Value          Net Assets
Switzerland

Chemicals                  33,040      Ciba-Geigy AG (Registered)              $   16,539,906    $   24,538,075            0.3%

Electrical Equipment        9,335      BBC Brown Boveri & Cie (Bearer)              6,132,164         9,854,154            0.1

Financial Services        162,000      CS Holdings AG                              15,391,757        14,050,732            0.2

Pharmaceuticals             1,260      Roche Holdings AG                            8,104,008         8,605,387            0.1

                                       Total Common Stocks in Switzerland          46,167,835        57,048,348            0.7


United Kingdom

Aerospace               1,377,751      Rolls Royce PLC                              3,304,436         4,089,676            0.0

Automotive Parts        1,036,000      T & N PLC                                    2,948,994         2,868,006            0.0

Conglomerates              50,000      Hanson PLC Sponsored (ADR)++(USD)              947,577           862,500            0.0

Consumer Goods            733,600      Vendome Luxury Group (Units)                 4,742,278         6,057,359            0.1

Environmental             940,000      Waste Management International PLC
                                       (ADR)++(USD)                                 9,206,375         9,635,000            0.1

Food & Beverage         1,360,600      Grand Metropolitan PLC                       8,858,753         8,186,393            0.1
                           35,000      Grand Metropolitan PLC (ADR)++(USD)          1,031,100           853,125            0.0
                          230,300      Tate & Lyle PLC                              1,555,052         1,625,200            0.0
                                                                               --------------    --------------          ------
                                                                                   11,444,905        10,664,718            0.1

Industrial--Other       1,148,000      Tomkins PLC                                  3,813,189         4,711,981            0.1

Insurance                 773,800      Prudential Corp., PLC                        3,735,406         4,117,131            0.1

Leisure & Entertainment   422,900      The Rank Organisation PLC                    2,705,275         2,872,696            0.0

Oil/Integrated-           518,100      British Petroleum Company PLC (The)          3,783,528         3,925,616            0.0
International

Packaging &             1,179,300      Jefferson Smurfit Group PLC (IEP)            3,583,738         3,706,428            0.0
Containers

Pharmaceuticals           500,000      SmithKline Beecham Corp. PLC (ADR)++
                                       (USD)                                       13,633,894        22,500,000            0.3
                          500,000      Zeneca Group PLC                             4,710,464         8,917,115            0.1
                                                                               --------------    --------------          ------
                                                                                   18,344,358        31,417,115            0.4

Retail Stores               4,300      Boots Co. PLC                                   28,682            37,742            0.0

Steel                   1,500,000      British Steel PLC                            4,081,599         4,512,564            0.1

Telecommunications      1,002,800      British Telecommunications PLC
                                       (Ordinary)                                   6,088,156         6,386,629            0.1
                          646,300      NYNEX Cablecomms Group                       1,420,036         1,344,472            0.0
                          290,300      Unilever Capital Corp.                       4,372,100         5,946,087            0.1
                           84,600      Vodafone Group PLC                             307,947           324,228            0.0
                                                                               --------------    --------------          ------
                                                                                   12,188,239        14,001,416            0.2

                                       Total Common Stocks in the
                                       United Kingdom                              84,858,579       103,479,948            1.2


United States

Apparel                   155,000      Authentic Fitness Corp.                      2,681,739         3,041,875            0.0
                          860,000      Fruit of the Loom, Inc.                     23,555,786        19,887,500            0.3
                          373,900      Liz Claiborne, Inc.                          8,022,626         8,552,963            0.1
                                                                               --------------    --------------          ------
                                                                                   34,260,151        31,482,338            0.4

Automobiles               350,000      General Motors Corp.                        13,282,191        17,062,500            0.2

Automotive                438,800      Collins & Aikman Group Inc.                  3,416,149         3,729,800            0.0
                          284,900      Snap-On, Inc.                                9,013,519        11,894,575            0.2
                                                                               --------------    --------------          ------
                                                                                   12,429,668        15,624,375            0.2

Banking                   300,000      Bank of New York                             7,966,376        12,037,500            0.1
                          319,000      Bankers Trust Co.                            7,620,125         7,815,500            0.1
                          129,500      Banknorth Group, Inc.                        1,865,422         3,787,875            0.0
                          571,500      Barnett Banks Inc.                          23,130,906        31,718,250            0.4
                           40,000      CalFed Goodwill (Part. Cert.)                  210,000           200,000            0.0
                          400,000      California Federal Bank                      3,600,000         5,550,000            0.1
                          496,700      Charter One Financial, Inc.                  9,263,048        12,790,025            0.2
                          110,000      Chase Manhattan Corp.                        3,423,214         5,898,750            0.1
                        1,002,300      Chemical Banking Corp.                      37,278,417        51,743,738            0.6
                        1,372,900      City National Corp.                          9,802,109        17,847,700            0.2
                        1,000,000      Comerica, Inc.                              26,977,513        35,000,000            0.4
                          450,000      CoreStates Financial Corp.                  12,110,483        16,425,000            0.2
                          980,000      First of America Bank                       36,148,556        40,302,500            0.5
                          200,000      First Chicago Corp.                         11,904,100        12,150,000            0.1
                        1,250,000      First Commerce Corp.                        31,823,468        37,500,000            0.5
                          368,500      First Union Corp.                           14,959,272        18,010,438            0.2
                        1,466,102      KeyCorp                                     43,401,543        46,915,264            0.6
                          747,900      Mellon Bank Corp.                           26,731,868        30,009,488            0.4
                          112,950      Mercantile Bancorp., Inc.                    2,920,618         5,096,869            0.1
                          450,000      NBD Bancorp, Inc.                           13,768,555        15,300,000            0.2
                          700,000      Onbancorp, Inc.                             19,596,626        20,475,000            0.2
                          294,400      Oriental Bank and Trust                      5,050,248         6,182,400            0.1
                           45,000      Premier Bancorp.                               708,437           843,750            0.0
                        1,100,000      Republic New York Corp.                     49,526,909        61,600,000            0.7
                          233,500      Roosevelt Financial Group, Inc.              3,594,043         3,590,063            0.0
                          450,000      Southern National Corp.                      8,670,728        10,800,000            0.1
                                                                               --------------    --------------          ------
                                                                                  412,052,584       509,590,110            6.1

Communications            185,700      Comsat Corp.                                 4,308,767         4,294,313            0.1
                          104,500      GTE Corp.                                    3,514,166         3,709,750            0.0
                                                                               --------------    --------------          ------
                                                                                    7,822,933         8,004,063            0.1

Computers                 170,800      Boole & Babbage, Inc.                        2,202,252         5,124,000            0.1
                          700,000      Borland International Corp.                  8,054,338         8,662,500            0.1
                          150,000      International Business Machines Corp.        6,506,217        16,331,250            0.2
                        1,100,000      Unisys Corp.                                12,291,367         9,762,500            0.1
                                                                               --------------    --------------          ------
                                                                                   29,054,174        39,880,250            0.5

Conglomerates             125,000      ADT Limited                                  1,434,405         1,500,000            0.0

Construction &            153,800      Centex Corp.                                 3,880,118         4,306,400            0.1
Housing                   500,000      K. Hovnanian Enterprises, Inc.
                                       (Class A)                                    4,920,209         2,750,000            0.0
                                                                               --------------    --------------          ------
                                                                                    8,800,327         7,056,400            0.1

Construction              700,000      TJ International, Inc.                      12,547,379        14,525,000            0.2
Products

Electric                   40,446      Great Bay Power Co.                          2,549,753           313,457            0.0



SCHEDULE OF INVESTMENTS (continued)                                                                             (in US dollars)
COUNTRY
                     Shares Held/                                                                                    Percent of
Industries            Face Amount           Common Stocks                            Cost             Value          Net Assets
United States
(continued)

Energy & Petroleum        163,900      Ashland Coal, Inc.                      $    4,132,919    $    4,691,637            0.1%
                           49,500      Cabot Oil & Gas Corp. (Class A)                529,030           693,000            0.0
                           34,600      Coastal Corp.                                  817,773         1,076,925            0.0
                          153,000      Coho Resources, Inc.                         1,662,813           745,875            0.0
                          227,400      Gerrity Oil & Gas Corp.                      2,934,073           852,750            0.0
                          130,000      Helmerich & Payne, Inc.                      2,773,423         3,737,500            0.1
                           30,000      McMoRan Oil & Gas Co.                          146,197            93,750            0.0
                           46,400      Mitchell Energy Development Corp.
                                       (Class A)                                      675,717           788,800            0.0
                          174,350      Mitchell Energy Development Corp.
                                       (Class B)                                    2,755,451         2,963,950            0.0
                           50,000      Murphy Oil Corp.                             1,899,720         2,043,750            0.0
                          106,100      Nuevo Energy Co.                             2,048,791         2,533,137            0.0
                        1,500,000      Occidental Petroleum Corp.                  28,058,743        33,750,000            0.4
                           61,200      Pennzoil Co.                                 3,775,844         2,868,750            0.0
                          235,828      Plains Resources, Inc.                       1,381,815         2,034,017            0.0
                        1,094,247      Santa Fe Energy Resources, Inc.             10,119,883        10,258,566            0.1
                        1,175,000      TransTexas Gas Corp.                        14,200,000        17,478,125            0.2
                          211,514      Transamerica Refining Corp.
                                       (Warrants) (a)                                 531,220           634,542            0.0
                          600,000      USX-Marathon Group                          10,542,976        12,075,000            0.2
                          138,800      Unocal Corp.                                 3,272,336         3,903,750            0.1
                                                                               --------------    --------------          ------
                                                                                   92,258,724       103,223,824            1.2

Engineering &             553,000      CBI Industries, Inc.                        13,762,316        14,931,000            0.2
Construction

Financial Services        807,800      Student Loan Marketing Association          34,901,569        43,520,225            0.5

Food & Tobacco            400,000      Philip Morris Companies, Inc.               19,617,414        28,650,000            0.4
                          412,462      RJR Nabisco, Inc.                           11,342,727        11,394,263            0.1
                                                                               --------------    --------------          ------
                                                                                   30,960,141        40,044,263            0.5

Healthcare                360,000      Advocat, Inc.                                3,422,500         4,590,000            0.1
Services                  650,000      Baxter International, Inc.                  13,870,330        24,212,500            0.3
                          400,000      Beverly Enterprises, Inc.                    4,291,401         5,650,000            0.1
                          110,000      Hillhaven Corp.                              1,972,850         3,176,250            0.0
                          546,500      US Surgical Corp.                           11,871,438        13,116,000            0.1
                                                                               --------------    --------------          ------
                                                                                   35,428,519        50,744,750            0.6

Index-Related       USD    40,800      Republic of Austria Stock Index Growth
                                       Notes due 8/15/1996                            432,941           647,700            0.0

Industrial                915,000      BW/IP Holdings, Inc.                        15,816,387        17,385,000            0.2
                          157,943      Cooper Cameron Corporation                   2,529,415         3,514,232            0.0
                          179,803      Cooper Industries, Inc.                      6,534,892         6,720,137            0.1
                                                                               --------------    --------------          ------
                                                                                   24,880,694        27,619,369            0.3

Insurance                 913,400      Ace, Ltd.                                   20,951,269        27,059,475            0.3
                          245,000      Aetna Life & Casualty Co.                   12,939,855        15,159,375            0.2
                          200,000      Alexander & Alexander Services, Inc.         3,314,197         4,600,000            0.1
                          510,000      American General Corp.                      13,187,448        18,551,250            0.2
                          571,000      Horace Mann Educators, Inc.                 13,654,588        14,631,875            0.2
                          640,200      Lincoln National Corp.                      23,466,317        26,328,225            0.3
                          680,000      PartnerRe Holdings, Ltd.                    13,404,414        17,000,000            0.2
                                                                               --------------    --------------          ------
                                                                                  100,918,088       123,330,200            1.5

Metals                    140,000      Aluminum Co. of America                      4,698,667         7,962,500            0.1
                          132,800      Reynolds Metals Co.                          5,801,771         8,300,000            0.1
                                                                               --------------    --------------          ------
                                                                                   10,500,438        16,262,500            0.2

Multi-Industry            340,000      Loews Corp.                                 31,080,454        40,927,500            0.5

Natural Resources          15,000      Freeport McMoRan Copper & Gold Inc.            327,957           399,375            0.0
                          210,520      Freeport McMoRan Copper & Gold Inc.
                                       (Class B)                                    3,665,657         5,684,040            0.1
                          300,000      Freeport-McMoRan, Inc.                         982,417         1,500,000            0.0
                                                                               --------------    --------------          ------
                                                                                    4,976,031         7,583,415            0.1

Oil Services              375,000      Arethusa (Offshore) Ltd.                     3,859,378         6,656,250            0.1
                          149,800      Atwood Oceanics, Inc.                        1,238,663         2,733,850            0.0
                        3,614,375      Noble Drilling Corp.                        25,124,880        23,493,437            0.3
                                                                               --------------    --------------          ------
                                                                                   30,222,921        32,883,537            0.4

Pharmaceuticals/          121,500      Alteon, Inc.                                 1,205,188         1,093,500            0.0
Biotechnology             435,000      Applied Immune Sciences, Inc.                6,160,143         3,208,125            0.0
                          600,000      Bristol-Myers Squibb Co.                    33,254,124        41,550,000            0.5
                          450,000      Merck & Co., Inc.                           15,115,266        23,231,250            0.3
                                                                               --------------    --------------          ------
                                                                                   55,734,721        69,082,875            0.8

Pollution Control         646,900      WMX Technologies, Inc.                      16,148,443        20,215,625            0.2

Publishing                175,000      Gannett Co., Inc.                            8,375,486         9,581,250            0.1
                          301,500      New York Times Co. (Class A)                 7,158,778         7,688,250            0.1
                          140,138      Times Mirror Co. (Class A)                   3,016,629         4,028,967            0.1
                                                                               --------------    --------------          ------
                                                                                   18,550,893        21,298,467            0.3

Real Estate               504,600      Carr Realty Corp.                           10,031,714         9,335,100            0.1
Investment Trusts         500,000      First Union Real Estate Investments          3,764,840         3,750,000            0.0
                          661,300      Mid-America Realty Investments               6,616,640         5,621,050            0.1
                          100,000      Mid-Atlantic Realty Trust Co.                  917,500           881,250            0.0
                          200,000      Nationwide Health Properties, Inc.           7,500,000         7,925,000            0.1
                          830,000      Prime Residential, Inc.                     13,262,250        12,553,750            0.2
                          400,000      Taubman Centers, Inc.                        3,807,537         3,950,000            0.1
                                                                               --------------    --------------          ------
                                                                                   45,900,481        44,016,150            0.6

Restaurants               300,000      Buffets, Inc.                                3,157,818         4,162,500            0.1

Retail Specialty          300,000      Toys R Us, Inc.                              8,128,125         8,400,000            0.1

Retail Stores             608,500      Baker (J.), Inc.                            10,187,765         5,932,875            0.1
                          643,200      Burlington Coat Factory Warehouse            7,035,315         8,281,200            0.1
                          516,900      Buttrey Food & Drug Stores Co.               4,084,486         3,489,075            0.0
                          105,000      Dayton-Hudson Corp.                          6,995,242         7,940,625            0.1
                          100,000      Eagle Food Centers, Inc.                       612,500           187,500            0.0
                        1,110,000      Filene's Basement Corp.                     10,092,619         6,105,000            0.1
                        1,373,500      Payless Cashways, Inc.                      17,027,625        10,129,562            0.1
                        1,292,800      Service Merchandise Co., Inc.               10,487,218         9,049,600            0.1
                        1,111,600      The Vons Companies, Inc.                    18,500,110        24,733,100            0.3
                                                                               --------------    --------------          ------
                                                                                   85,022,880        75,848,537            0.9

SCHEDULE OF INVESTMENTS (continued)                                                                             (in US dollars)
COUNTRY
                           Shares                                                                                    Percent of
Industries                   Held          Common Stocks                             Cost             Value          Net Assets
United States
(concluded)

Savings Banks             106,000      Ahmanson (H.F.) & Co.                   $    1,767,857    $    2,371,750            0.0%
                          297,600      Bankers Corp.                                1,688,842         5,319,600            0.1
                          695,000      Brooklyn Bancorp, Inc. (e)                  16,888,752        23,630,000            0.3
                        1,700,768      Dime Bancorp, Inc.                          11,647,480        18,070,660            0.2
                          196,400      Downey Savings & Loan Association            2,896,670         3,756,150            0.1
                        1,895,553      Glendale Federal Savings Bank               16,659,352        26,063,854            0.3
                          770,194      Glendale Federal Savings Bank
                                       (Warrants) (a)                                      --         3,658,421            0.0
                           37,500      NS Bancorp, Inc.                               300,000         1,279,687            0.0
                          204,000      Portsmouth Bank Shares, Inc.                 1,396,014         2,499,000            0.0
                                                                               --------------    --------------          ------
                                                                                   53,244,967        86,649,122            1.0

Specialty Retailing       400,000      Sotheby's Holdings, Inc. (Class A)           4,879,559         5,350,000            0.1

Telecommunications        123,057      Cox Communication, Inc.                      1,820,315         2,491,904            0.0

Textiles                2,825,200      Burlington Industries, Inc.                 37,451,653        35,315,000            0.4

Utilities--             1,250,000      Allegheny Power System, Inc.                27,315,551        30,000,000            0.4
Electric & Gas            125,000      CMS Energy Corp.                             2,290,025         3,125,000            0.0
                        2,486,200      Centerior Energy Corp.                      35,099,397        25,794,325            0.3
                          150,000      Consolidated Edison Company, Inc.            4,390,815         4,350,000            0.1
                        1,780,000      Entergy Corp.                               47,516,856        42,275,000            0.5
                          475,000      FPL Group, Inc.                             14,363,265        18,168,750            0.2
                          300,000      General Public Utilities Corp.               8,663,891         8,662,500            0.1
                        1,757,900      Niagara Mohawk Power Corp.                  28,627,702        24,610,600            0.3
                          844,600      Texas Utilities Co.                         26,942,999        28,610,825            0.3
                        1,148,800      Unicom Corporation                          27,549,620        31,879,200            0.4
                                                                               --------------    --------------          ------
                                                                                  222,760,121       217,476,200            2.6

Utilities--Gas            115,650      Atmos Energy Corp.                           1,445,257         2,313,000            0.0

                                       Total Common Stocks in the
                                       United States                            1,498,801,634     1,739,376,156           20.9


                                       Total Investments in Common Stocks       2,597,806,219     3,066,290,755           36.7


                                            Equity Closed-End Funds

Austria

Financial Services        320,000      Austria Fund (USD)                           2,642,432         2,680,000            0.0

                                       Total Equity Closed-End Funds in
                                       Austria                                      2,642,432         2,680,000            0.0


Ireland

Financial Services        150,000      Irish Investment Fund, Inc.  (USD)           1,086,041         1,743,750            0.0

                                       Total Equity Closed-End Funds in
                                       Ireland                                      1,086,041         1,743,750            0.0


Italy

Financial Services        150,000      Italy Fund (USD)                             1,198,520         1,200,000            0.0

                                       Total Equity Closed-End Funds in Italy       1,198,520         1,200,000            0.0


Portugal

Financial Services         39,500      Capital Portugal Fund                        2,052,116         3,832,551            0.1
                           25,600      Jakarta Growth Fund (USD)                      158,080           252,800            0.0
                           40,000      Portugal Fund (USD)                            360,368           545,000            0.0

                                       Total Equity Closed-End Funds in
                                       Portugal                                     2,570,564         4,630,351            0.1


Spain

Financial Services        300,100      Growth Fund of Spain, Inc.                   2,630,827         3,263,587            0.1

                                       Total Equity Closed-End Funds in Spain       2,630,827         3,263,587            0.1


United States

Financial Services        166,666      European Warrant Fund                        1,363,723         1,416,661            0.0
                           11,700      Global Yield Fund                               89,798            78,975            0.0

                                       Total Equity Closed-End Funds in the
                                       United States                                1,453,521         1,495,636            0.0


                                       Total Investments in Equity Closed-
                                       End Funds                                   11,581,905        15,013,324            0.2


                                          Preferred Stocks

Germany

Automobiles                70,550      Volkswagen of America, Inc.                 16,036,436        17,513,679            0.2

Multi-Industry             45,000      R.W.E. AG                                    8,725,424        12,848,303            0.2

                                       Total Preferred Stocks in Germany           24,761,860        30,361,982            0.4


New Zealand

Finance                 5,585,700      Brierly Investments, Ltd. (9%
                                       Convertible)                                 3,515,477         3,951,240            0.1

                                       Total Preferred Stocks in New Zealand        3,515,477         3,951,240            0.1


Norway

Financial Services        175,000      A/S Eksportfinans (8.70%) (USD)              4,377,500         4,462,500            0.1

                                       Total Preferred Stocks in Norway             4,377,500         4,462,500            0.1


Spain

Banking                   225,000      Santander Overseas Bank (8%, Series D)
                                       (USD)                                        5,463,250         5,484,375            0.1

                                       Total Preferred Stocks in Spain              5,463,250         5,484,375            0.1


United Kingdom

Engineering               750,000      AMEC PLC (6.50% Convertible)                   968,501           744,093            0.0

Retail Stores             545,000      Signet Group (Convertible) (ADR)++
                                       (USD)                                        2,194,907         3,406,250            0.0

                                       Total Preferred Stocks in the
                                       United Kingdom                               3,163,408         4,150,343            0.0


United States

Airlines                   69,400      USAir Group, Inc. (Convertible $4.375,
                                       Series B)                                    3,673,689         2,264,175            0.0

Automobiles &              20,000      Ford Motor Co. (8.40% Convertible,
Equipment                              Series A)                                    1,000,000         1,902,500            0.0

Banking                    75,000      California Federal Bank (10.625%)            7,500,000         7,950,000            0.1
                          115,000      First Nationwide Bank (11.50%)              11,500,000        12,506,250            0.2
                          100,000      Fourth Financial Corp. (Convertible,
                                       Class A)                                     2,500,000         3,125,000            0.0
                          130,300      Marine Midland Banks, Inc. (Adjustable
                                       Rate, Series A)                              5,219,925         5,602,900            0.1
                          100,000      Onbancorp, Inc. (6.75% Convertible,
                                       Series B)                                    2,668,750         2,725,000            0.0
                                                                               --------------    --------------          ------
                                                                                   29,388,675        31,909,150            0.4

Energy & Petroleum        150,000      Grant Tensor Corp. (9.75% Convertible)       1,853,375         2,250,000            0.0
                           64,219      Santa Fe Energy Resources, Inc. (7%)           954,075         1,139,887            0.0
                          460,000      Santa Fe Energy Resources, Inc.
                                       (Convertible, Class A)                       4,082,500         4,427,500            0.1
                                                                               --------------    --------------          ------
                                                                                    6,889,950         7,817,387            0.1

Health Care             1,080,000      US Surgical Corp. (Convertible)             24,354,000        29,160,000            0.4

Natural Resources          85,000      Alumax Inc. (Convertible, Series A)          7,240,312        12,240,000            0.1
                          150,000      Cyprus Amax Minerals Co. (Convertible,
                                       Series A)                                    9,188,313         9,252,000            0.1
                          348,700      Freeport-McMoRan Copper & Gold, Inc.
                                       (Convertible Shares)                         7,918,834         8,935,437            0.1
                          219,000      Freeport-McMoRan Inc. (Convertible
                                       --Gold)                                      7,703,330         7,692,375            0.1
                                                                               --------------    --------------          ------
                                                                                   32,050,789        38,119,812            0.4

Oil Service               447,200      Noble Drilling Corp. (Convertible)          10,745,382        10,062,000            0.1

SCHEDULE OF INVESTMENTS (continued)                                                                             (in US dollars)
COUNTRY
                           Shares                                                                                    Percent of
Industries                   Held          Common Stocks                             Cost             Value          Net Assets
United States
(concluded)

Paper & Forest            200,000      Boise Cascade Corp. (Convertible,
Products                               Series G)                               $    4,225,000    $    7,175,000            0.1%
                          288,200      James River Corp. of Virginia
                                       (9% Convertible, Series P)                   4,971,450         8,429,850            0.1
                                                                               --------------    --------------          ------
                                                                                    9,196,450        15,604,850            0.2

Publishing                 59,862      Times Mirror Company (Convertible,
                                       Series B)                                    1,340,838         1,481,584            0.0

Real Estate               658,000      Catellus Development Corp. (7.25%
                                       Convertible Exchangeable, Series B)         30,686,250        26,978,000            0.3

Real Estate               666,000      National Health Investors, Inc.
Investment Trusts                      (8.50% Convertible)                         16,650,000        17,149,500            0.2
                          700,000      Prime Retail, Inc. (10.50%)                 16,712,575        13,300,000            0.2
                                                                               --------------    --------------          ------
                                                                                   33,362,575        30,449,500            0.4

Savings Bank              619,900      Glendale Federal Savings Bank
                                       (8.75% Convertible, Series E)               15,070,337        23,091,275            0.3

                                       Total Preferred Stocks in the
                                       United States                              197,758,935       218,840,233            2.6


                                       Total Investments in Preferred Stocks      239,040,430       267,250,673            3.3


            Currency         Face
          Denomination     Amount          Fixed-Income Securities

Argentina

Banking        USD     22,000,000      Banco de Galicia, 9% due 11/01/2003         21,506,460        16,500,000            0.2
                                       Banco Rio de la Plata:
               USD     47,500,000        (Class 3), 8.50% due 7/15/1998            47,908,125        44,887,500            0.5
               USD     56,000,000        8.75% due 12/15/2003                      47,165,825        42,840,000            0.5
                                                                               --------------    --------------          ------
                                                                                  116,580,410       104,227,500            1.2

Government                             Republic of Argentina:
Obligations    USD    145,000,000        Discount Notes, 6.875% due 3/31/2023     105,705,577        82,831,250            1.0
               USD    126,000,000        Floating Rate Bonds, 7.312% due
                                         3/31/2005, Series L                       62,510,000        77,332,500            0.9
               USD     22,500,000        Global Bonds, 8.375% due 12/20/2003       16,943,750        16,987,500            0.2
               USD    324,000,000        Par Bonds, 5% due 3/31/2023              163,106,086       150,660,000            1.8
                                                                               --------------    --------------          ------
                                                                                  348,265,413       327,811,250            3.9

                                       Total Fixed-Income Securities in
                                       Argentina                                  464,845,823       432,038,750            5.1


Australia

Food           USD     14,000,000      Burns, Philp & Company Ltd.,
Processing                             Convertible Bonds, 5.50% due
                                       4/30/2004                                   11,976,950        12,040,000            0.1

Industrial     USD     26,410,000      Lend Lease Finance International
                                       Corp., Ltd., Convertible Bonds,
                                       4.75% due 6/01/2003                         28,765,793        30,635,600            0.4

                                       Total Fixed-Income Securities in
                                       Australia                                   40,742,743        42,675,600            0.5


Brazil

Government     USD     35,000,000      Brazil Exit Bonds, 6% due 9/15/2013         19,537,445        16,843,750            0.2
Obligations                            Republic of Brazil:
               USD     37,050,000        4% due 1/01/2001 (d)                      28,959,563        30,010,500            0.4
               USD      5,000,000        Discount Notes, 6.688% due 4/15/2024       3,100,000         2,831,250            0.0
               USD    150,000,000        Par Bonds, 4% due 4/15/2024
                                         (Series YL3)                              58,390,625        65,625,000            0.8
               USD     60,000,000        Par Bonds, 4% due 4/15/2024
                                         (Series YL4)                              23,047,430        26,250,000            0.3

                                       Total Fixed-Income Securities in
                                       Brazil                                     133,035,063       141,560,500            1.7


Canada

Cable          CAD      6,250,000      Rogers Cablesystems, 9.65% due 1/15/2014     3,588,228         3,920,496            0.0

Government     CAD     20,000,000      Canadian Government Bonds, 9.50% due
Obligations                            10/01/1998                                  15,417,349        15,288,111            0.2
               CAD      2,000,000      Macmillan Bloedel Limited, Convertible
                                       Bonds, 5% due 5/01/2007                      1,024,416         1,196,207            0.0
                                                                               --------------    --------------          ------
                                                                                   16,441,765        16,484,318            0.2

Hotel/         USD     23,500,000      Four Seasons Hotel, Inc., 9.125% due
Leisure                                7/01/2000                                   23,401,875        22,971,250            0.3

Industrial     USD     23,000,000      Call Net Enterprise, Inc., 13.07% due
                                       12/01/2004 (b)                              13,186,310        14,173,750            0.2
               USD     12,500,000      Consoltex Group, Inc., 11% due
                                       10/01/2003                                  12,530,000        11,500,000            0.1
               USD     77,000,000      International Semi-Tech Microelectronics
                                       Inc., 11.50% due 8/15/2000 (b)              43,821,759        39,270,000            0.5
                                                                               --------------    --------------          ------
                                                                                   69,538,069        64,943,750            0.8

Oil & Related                          Mark Resources Inc., Convertible Bonds:
               CAD      7,250,000        7% due 4/15/2002                           5,052,564         4,547,775            0.1
               CAD      1,250,000        8% due 11/30/2004                            943,556           866,156            0.0
               CAD     14,500,000      Talisman Energy Inc. (Ex-Warrants),
                                       8.50% due 12/01/2000                        11,040,982        10,523,341            0.1
                                                                               --------------    --------------          ------
                                                                                   17,037,102        15,937,272            0.2

Real Estate                            Olympia & York Inc.:
               CAD     57,194,000        Series 1, 10.70% due 11/04/1995           29,626,733        25,655,952            0.3
               CAD     34,000,000        Series 2, 11% due 11/04/1998              18,060,242        15,251,641            0.2
                                                                               --------------    --------------          ------
                                                                                   47,686,975        40,907,593            0.5

Resources      USD     20,000,000      Crown Packaging Ltd., 10.75% due
                                       11/01/2000                                  20,000,000        19,800,000            0.2
                                       Sherritt, Inc.:
               USD      4,000,000        9.75% due 4/01/2003                        4,002,187         4,050,000            0.0
               CAD     63,500,000        11% due 3/31/2004                         45,931,085        46,663,931            0.6
               USD      2,000,000        10.50% due 3/31/2014                       2,060,000         2,060,000            0.0
               USD     35,500,000      Sifto Canada, Inc., 8.50% due
                                       7/15/2000                                   32,375,188        30,712,500            0.4
                                                                               --------------    --------------          ------
                                                                                  104,368,460       103,286,431            1.2

                                       Total Fixed-Income Securities in
                                       Canada                                     282,062,474       268,451,110            3.2


France

Automobiles    FRF          5,500      Peugeot, Convertible Bonds, 2% due
                                       1/01/2001                                      992,341         1,096,499            0.0

Banking        FRF         58,000      Societe Generale, Convertible Bonds
                                       (New), 3.50% due 1/01/2000                   7,499,838         8,684,453            0.1

Government     ECU      2,000,000      Credit Local de France, 8.683% due
Obligations                            10/16/2001 (b)                               1,656,263         1,671,996            0.0
                                       Government of France:
               FRF    700,000,000        8.50% due 10/25/2019                     132,737,864       155,283,548            1.9
               ECU    175,000,000        8.25% due 4/25/2022                      202,798,464       229,617,286            2.8
                                                                               --------------    --------------          ------
                                                                                  337,192,591       386,572,830            4.7

Industrial     FRF         30,000      Alcatel Alsthom, Convertible Bonds,
                                       2.50% due 1/01/2004                          3,926,887         4,718,127            0.1

Insurance      FRF         35,500      Finaxa, Convertible Bonds, 3% due
                                       1/01/2001                                    9,060,172        10,407,941            0.1

Multi--        FRF          8,713      Compagnie Generale des Eaux,
Industry                               Convertible Bonds, 6% due 1/01/1998          4,859,722         5,922,767            0.1

                                       Total Fixed-Income Securities in
                                       France                                     363,531,551       417,402,617            5.1



SCHEDULE OF INVESTMENTS (continued)                                                                             (in US dollars)
COUNTRY
              Currency       Face                                                                                    Percent of
Industries  Denomination   Amount          Fixed-Income Securities                  Cost             Value           Net Assets
Germany

Banking        DEM      2,310,000      Commerzbank AG, Floating Rate
                                       Convertible Bonds, 2% due 6/15/2001     $    1,556,456    $    2,499,421            0.0%

Government     DEM    204,000,000      Bundesrepublic Deutscheland,
Obligations                            7.75% due 10/01/2004                       148,967,081       155,912,282            1.9
               DEM    290,000,000      Treuhandanstalt, 7.50% due 9/09/2004       187,088,655       218,743,577            2.6
                                                                               --------------    --------------          ------
                                                                                  336,055,736       374,655,859            4.5

Government     DEM     64,000,000      Baden-Wuerttemberg, 6.20% due
Obligations--                          11/22/2013                                  37,148,769        44,351,162            0.5
Regional       DEM     57,500,000      Freie Hansestadt Hamburg,
                                       6.08% due 11/29/2018                        33,152,404        38,431,823            0.5
               DEM    168,000,000      Land Hessen, 6% due 11/29/2013              96,916,825       112,713,324            1.4
               DEM    110,000,000      Mecklenberg Vorpommern, 6.15% due
                                       6/16/2023                                   61,012,437        72,550,481            0.9
               DEM    133,200,000      Nordrhein-Westfalen, 6.125% due
                                       12/21/2018                                  76,238,083        90,088,587            1.1
                                       Rheinland-Pfalz:
               DEM     33,000,000        5.75% due 2/24/2014                       18,324,663        21,674,387            0.3
               DEM     64,000,000        6.08% due 11/29/2018                      36,935,547        43,077,368            0.5
               DEM     47,000,000      Sachsen-Anhalt, 6% due 1/10/2014            26,915,615        31,022,653            0.4
                                                                               --------------    --------------          ------
                                                                                  386,644,343       453,909,785            5.6

Industrial     USD      1,000,000      Siemens Corp. (with Warrants),
                                       8% due 6/24/2002 (a)                         1,318,750         1,375,700            0.0
               USD     41,100,000      Tarkett International, 9% due
                                       3/01/2002                                   39,413,750        41,819,250            0.5
                                                                               --------------    --------------          ------
                                                                                   40,732,500        43,194,950            0.5

Utilities--    USD      5,875,000      Veba International Finance (Warrants),
Electric                               6% due 4/06/2000 (a)                         7,083,300        10,545,625            0.1

                                       Total Fixed-Income Securities in
                                       Germany                                    772,072,335       884,805,640           10.7


Hong Kong

Industrial     USD      9,900,000      Johnson Electric Holdings Ltd.,
                                       Convertible Bonds, 4.50% due
                                       11/05/2000                                   8,844,404         8,786,250            0.1

Retail         USD     11,500,000      Dairy Farm International Holdings
                                       Ltd., 6.50% due 5/10/2049                    9,118,375         8,625,000            0.1

                                       Total Fixed-Income Securities in
                                       Hong Kong                                   17,962,779        17,411,250            0.2


Indonesia

Industrial     USD      2,000,000      PT Indorayon, Convertible Bonds,
                                       5.50% due 10/01/2002                         2,363,125         2,360,000            0.0

                                       Total Fixed-Income Securities in
                                       Indonesia                                    2,363,125         2,360,000            0.0


Italy

Telecommuni-                           Softe SA-LUX:
cations        ITL 16,760,000,000        (Ex-Warrants), 8.75% due 3/24/1997        10,756,360        10,086,841            0.1
               ITL 11,500,000,000        Convertible Bonds, 4.25% due
                                         7/30/1998                                  7,894,814         8,624,275            0.1

                                       Total Fixed-Income Securities in
                                       Italy                                       18,651,174        18,711,116            0.2


Japan

Automobiles    JPY    400,000,000      Toyota Motor Corp., Convertible Bonds,
& Equipment                            1.20% due 1/28/1998                          2,477,431         4,756,929            0.1

Electronics    JPY    988,000,000      Matsushita Electric Works, Convertible
                                       Bonds, 2.70% due 5/31/2002                   9,691,544        12,299,500            0.2

Insurance      JPY     13,000,000      Mitsui Marine & Fire Insurance Co.,
                                       Ltd., 0.70% due 3/31/2003                      118,211           135,552            0.0
               JPY      8,000,000      Nichido Fire & Marine Insurance Co.,
                                       Ltd., 1% due 3/31/2003                          75,240            87,597            0.0
                                                                               --------------    --------------          ------
                                                                                      193,451           223,149            0.0

                                       Total Fixed-Income Securities in
                                       Japan                                       12,362,426        17,279,578            0.3


Korea

Energy         USD      6,250,000      Ssangyong Oil Corp., 3.75% due
                                       12/31/2008                                   6,681,062         6,656,250            0.1

                                       Total Fixed-Income Securities in
                                       Korea                                        6,681,062         6,656,250            0.1


Mexico

Government     USD    165,500,000      Banco Nacional (BNCE), 7.25% due
Obligations                            2/02/2004                                  134,186,200       124,952,500            1.5
               USD     32,500,000      Petroleos Mexicanos, 8.625% due
                                       12/01/2023                                  15,772,500        22,750,000            0.3
                                       United Mexican States:
               USD     18,583,000        8.50% due 9/15/2002                       15,096,445        15,609,720            0.2
               USD     85,000,000        Floating Notes, Series A, 6.687%
                                         due 12/31/2019                            72,668,750        60,456,250            0.7
               USD     38,000,000        Floating Notes, Series B, 6.765%
                                         due 12/31/2019                            32,676,004        27,027,500            0.3
               USD     25,000,000        Par Bonds, Series B, 6.25%
                                         due 12/31/2019                            11,690,643        15,000,000            0.2
                                       United Mexican States, Rights:
               USD    130,764,000        (Series A)                                        --                --             --
               USD     83,460,000        (Series B)                                        --                --             --
                                                                               --------------    --------------          ------
                                                                                  282,090,542       265,795,970            3.2

                                       Total Fixed-Income Securities in
                                       Mexico                                     282,090,542       265,795,970            3.2

New Zealand

Utilities      NZD      2,000,000      Natural Gas Corp.  Holdings,
--Gas                                  Convertible Bonds, 10.50%
                                       due 10/14/1997                               1,186,318         2,425,320            0.0

                                       Total Fixed-Income Securities in
                                       New Zealand                                  1,186,318         2,425,320            0.0


Norway

Industrial     USD     10,000,000      Wilrig AS, 11.25% due 3/15/2004             10,000,000        10,350,000            0.1

                                       Total Fixed-Income Securities in
                                       Norway                                      10,000,000        10,350,000            0.1


Portugal

Banking        ECU     19,300,000      Banco Commercial Portuguese,
                                       Convertible Bonds, 8.75% due
                                       5/21/2002                                   26,468,747        27,224,001            0.3

                                       Total Fixed-Income Securities in
                                       Portugal                                    26,468,747        27,224,001            0.3


Spain

Government     ESP 30,275,000,000      Government of Spain, 10% due
Obligations                            2/28/2005                                  218,935,863       236,367,295            2.8

                                       Total Fixed-Income Securities in
                                       Spain                                      218,935,863       236,367,295            2.8


Sweden

Industrial     ECU      7,000,000      SKF--AB Lyons, Convertible Bonds,
                                       8.01% due 7/26/2002 (b)                      5,313,058         5,360,166            0.1

Multi-         ECU      1,000,000      Investor International Placements,
Industry                               Convertible Bonds, 7.25% due
                                       6/21/2001                                    1,001,412         1,481,098            0.0

                                       Total Fixed-Income Securities in
                                       Sweden                                       6,314,470         6,841,264            0.1


Switzerland

Chemicals      USD     24,945,000      Ciba-Geigy Corp., Convertible Bonds,
                                       6.25% due 3/15/2016                         25,632,050        24,446,100            0.3

Industrial     CHF      1,401,000      Ciba-Geigy AG, Convertible Bonds,
                                       2% due 8/09/1998                             1,178,587         1,673,091            0.0

Newspaper/     CHF      3,020,000      News International PLC, 5.375%
Publishing                             due 4/30/1996                                1,115,703         2,655,662            0.0

                                       Total Fixed-Income Securities in
                                       Switzerland                                 27,926,340        28,774,853            0.3


Taiwan

Agriculture    USD        750,000      President Enterprises, 8.30% due
                                       7/22/2001 (b)                                  746,250           907,500            0.0

Metals         USD      2,220,000      Tung Ho Steel Enterprise, Convertible
                                       Bonds, 4% due 7/26/2001                      2,243,700         2,575,200            0.0

                                       Total Fixed-Income Securities in Taiwan      2,989,950         3,482,700            0.0



SCHEDULE OF INVESTMENTS (continued)                                                                             (in US dollars)
COUNTRY
              Currency       Face                                                                                    Percent of
Industries  Denomination   Amount          Fixed-Income Securities                  Cost             Value           Net Assets
United Kingdom

Building       GBP      3,250,000      Redland Capital PLC, Convertible
Materials                              Bonds, 7.25% due 1/28/2002              $    5,382,804    $    4,888,611            0.1%

Energy         GBP     29,990,000      Elf Enterprises Finance PLC,
                                       Convertible Bonds, 8.75% due
                                       6/27/2006                                   48,109,352        47,390,123            0.6

Financial      GBP      3,550,000      SG Warburg Group, Convertible Bonds,
Services                               6.50% due 8/04/2008                          5,416,350         4,828,603            0.1
               GBP     11,600,000      TransAtlantic Holdings PLC, Convertible
                                       Bonds, 5.50% due 4/30/2009                  14,179,895        14,107,363            0.2
                                                                               --------------    --------------          ------
                                                                                   19,596,245        18,935,966            0.3

Foods          GBP      7,750,000      Tate & Lyle International, Convertible
                                       Bonds, 5.75% due 3/21/2001                  10,092,554        10,448,306            0.1

Food &         GBP        750,000      Allied Domecq PLC, 6.75% due 7/07/2008       1,119,092         1,182,148            0.0
Beverage

Government     GBP     32,000,000      U.K.T.N., Bond, 6.75% due 11/26/2004        47,194,258        46,277,784            0.6
Obligations

Industrial     USD      1,890,000      HIH Capital Ltd., Convertible Bonds
                                       (Bearer), 7.50% due 9/25/2006                1,005,400         1,379,700            0.0
               USD      2,000,000      HIH Capital Ltd., Convertible Bonds,
                                       7.50% due 9/25/2006                          1,665,000         1,460,000            0.0
               GBP      6,375,000      Hanson PLC, Convertible Bonds,
                                       9.50% due 1/31/2006                         11,769,997        10,354,294            0.1
                                                                               --------------    --------------          ------
                                                                                   14,440,397        13,193,994            0.1

Multi--        GBP      4,875,000      English China Clays PLC, Convertible
Industry                               Bonds, 6.50% due 9/30/2003                   8,364,034         7,820,477            0.1

Real Estate    GBP        500,000      Land Securities PLC, Convertible Bonds,
                                       6.75% due 12/31/2002                           679,603           796,099            0.0

Retail         GBP      8,350,000      Sainsbury (J.) PLC, Convertible Bonds,
                                       8.50% due 11/19/2005                        16,072,715        18,338,892            0.2

Utilities      GBP      2,000,000      National Power PLC, Convertible Bonds,
                                       6.25% due 9/23/2008                          3,262,275         3,584,448            0.0

                                       Total Fixed-Income Securities in the
                                       United Kingdom                             174,313,329       172,856,848            2.1


United States

Aerospace      USD      3,500,000      Rohr Industries, Inc., Convertible
                                       Bonds, 7.75% due 5/15/2004                   3,500,000         5,425,000            0.1

Airlines       USD      8,500,000      UAL Corporation, Convertible Bonds,
                                       6.375% due 2/01/2025                         7,631,506         8,797,500            0.1
                                       USAir Inc.:
               USD     11,000,000        10% due 7/01/2003                          8,529,375         8,827,500            0.1
               USD      4,337,927        9.33% due 1/01/2006                        4,229,913         3,882,445            0.1
               USD     19,300,000        10.375% due 3/01/2013                     17,593,625        17,852,500            0.2
               USD      7,500,000      USAir Pass Thru, 9.625% due
                                       9/01/2003 (d)                                7,495,625         6,900,000            0.1
                                                                               --------------    --------------          ------
                                                                                   45,480,044        46,259,945            0.6

Automotive     USD     22,000,000      AM General Corporation, 12.875%
                                       due 5/01/2002                               21,834,060        21,120,000            0.3

Banking        USD     14,250,000      Berkely Federal Bank, 12% due
                                       6/15/2005                                   14,250,000        14,285,625            0.2
               USD     15,000,000      First City Bancorp of Texas Inc.,
                                       9% due 9/30/1997                            14,925,000        14,925,000            0.2
               USD      3,000,000      Roosevelt Financial Group, Inc.,
                                       9.50% due 8/01/2002                          3,000,000         3,005,100            0.0
                                                                               --------------    --------------          ------
                                                                                   32,175,000        32,215,725            0.4

Building &     USD     39,250,000      United International Holdings, Inc.,
Construction                           43.768% due 11/15/1999 (b)                  21,962,824        24,138,750            0.3

Building       USD     15,000,000      DalTile International, Inc., 11.955%
Materials                              due 7/15/1998 (b)                           10,267,050        10,312,500            0.1

Chemicals      USD     10,000,000      Laroche Industries Inc., 13% due
                                       8/15/2004                                   10,325,000        10,300,000            0.1

Computers      USD     15,000,000      Dell Computer Corp., 11% due
                                       8/15/2000                                   15,077,500        16,387,500            0.2

Energy         USD     12,374,000      Transamerican Refining Corp., 18.29%
                                       due 2/15/2002(b)                             7,394,649         8,228,710            0.1
               USD     33,000,000      TransTexas Gas Corp., 11.50% due
                                       6/15/2002                                   33,000,000        34,072,500            0.4
                                                                               --------------    --------------          ------
                                                                                   40,394,649        42,301,210            0.5

Financial      CHF      4,010,000      Chrysler Financial Corp.,
Services                               5.75% due 6/18/1996                          1,914,011         3,556,638            0.0
                                       Lomas Mortgage USA, Inc.:
               USD     11,000,000        9.75% due 10/01/1997                      10,465,250         8,470,000            0.1
               USD      7,500,000        10.25% due 10/01/2002                      7,000,000         5,512,500            0.1
               USD      2,008,000      US Trails, Senior Secured Notes,
                                       12% due 7/15/1998                            1,642,685         1,365,440            0.0
                                                                               --------------    --------------          ------
                                                                                   21,021,946        18,904,578            0.2

Health Care    USD      7,200,000      Cetus (Chiron) Corp., Convertible
                                       Bonds, 5.25% due 5/21/2002                   5,220,250         6,624,000            0.1
               USD      8,500,000      Mediq/PRN, Senior Notes, 11.125%
                                       due 7/01/1999                                8,845,000         7,926,250            0.1
                                                                               --------------    --------------          ------
                                                                                   14,065,250        14,550,250            0.2

Homebuilding & USD     31,950,000      Baldwin Co., 10.375% due 8/01/2003          30,215,562        18,531,000            0.2
Construction   USD     37,500,000      Beazer Homes USA, Inc., 9% due
                                       3/01/2004                                   35,597,000        34,406,250            0.4
               USD     29,500,000      K. Hovnanian Enterprises, 9.75%
                                       due 6/01/2005                               28,874,300        23,157,500            0.3
               USD     30,000,000      MDC Holdings Inc., 11.125% due
                                       12/15/2003                                  28,916,500        27,375,000            0.3
               USD     28,250,000      Presley Companies, Senior Notes,
                                       12.50% due 7/01/2001                        28,190,312        23,588,750            0.3
               USD     10,000,000      Webb (Del E.) Corp., 9% due 2/15/2006        7,993,750         9,100,000            0.1
                                                                               --------------    --------------          ------
                                                                                  159,787,424       136,158,500            1.6

Hospital       USD      1,000,000      Novacare, Inc., Convertible Bonds,
Management                             5.50% due 1/15/2000                            857,500           860,000            0.0

Industrial     USD     10,000,000      Easco Corp., 10% due 3/15/2001              10,005,000        10,100,000            0.1
               USD     19,000,000      Envirotest Systems Corp.,
                                       9.125% due 3/15/2001                        18,412,210        15,960,000            0.2
               USD     27,250,000      Genmar Holdings, Inc., 13.50% due
                                       7/15/2001                                   27,127,100        27,045,625            0.3
               USD      8,590,000      Hanson America, Convertible Bonds,
                                       2.39% due 3/01/2001                          6,592,268         6,786,100            0.1
               USD      2,500,000      MDC Holdings, Inc., Convertible Bonds,
                                       8.75% due 12/15/2005                         2,150,000         2,600,000            0.0
               USD      9,000,000      Merisel, Inc., 12.50% due 12/31/2004         9,000,000         7,920,000            0.1
               USD     10,000,000      OSI Specialties Corp., 9.25% due
                                       10/01/2003                                  10,000,000        10,250,000            0.1
               USD     30,500,000      Plastic Specialties & Technology,
                                       Inc., 11.25% due 12/01/2003                 30,540,000        27,755,000            0.3
                                                                               --------------    --------------          ------
                                                                                  113,826,578       108,416,725            1.2

Insurance      USD      7,750,000      Horace Mann Educators, Inc.,
                                       Convertible Bonds, 4% due
                                       12/01/1999 (b)                               7,682,500         7,682,187            0.1
               USD     22,500,000      Mutual Life Insurance Co.,
                                       11.25% due 8/15/2024 (b)                    14,457,048        16,425,000            0.2
               USD     12,500,000      Nacolah Holding Corp.,
                                       9.50% due 12/01/2003                        12,500,000        11,812,500            0.1
                                                                               --------------    --------------          ------
                                                                                   34,639,548        35,919,687            0.4

SCHEDULE OF INVESTMENTS (continued)                                                                             (in US dollars)
COUNTRY
              Currency       Face                                                                                    Percent of
Industries  Denomination   Amount          Fixed-Income Securities                   Cost             Value          Net Assets
United States
(concluded)

Leisure &      USD      5,000,000      Rio Hotel & Casino Inc., 10.625%
Tourism                                due 7/15/2005                           $    5,000,000    $    5,012,500            0.1%

Merchandising  USD     12,000,000      Price Club Co., Convertible Bonds,
                                       5.50% due 2/28/2012                         11,213,250        11,700,000            0.1

Oil & Related  USD      1,500,000      Gerrity Oil & Gas Corp., 11.75%
                                       due 7/15/2004                                1,500,000         1,342,500            0.0
                                       PDV America, Inc.:
               USD     35,000,000        7.25% due 8/01/1998                       34,856,150        33,600,000            0.4
               USD     10,000,000        7.75% due 8/01/2000                       10,062,500         9,412,500            0.1
               USD      6,000,000      USX Marathon Oil Co., 7% due
                                       6/15/2017                                    5,650,000         5,505,000            0.1
                                                                               --------------    --------------          ------
                                                                                   52,068,650        49,860,000            0.6

Real Estate    USD     24,500,000      Alexander Haagen Properties Inc.,
                                       Exchangeable Debentures, 7.25% due
                                       12/27/2003                                  24,348,750        22,754,375            0.3
               USD     25,000,000      First Washington Realty, 8.25%
                                       due 6/26/1999                               25,000,000        24,750,000            0.3
               USD      6,500,000      LTC Properties, Inc., Convertible Bonds,
                                       9.75% due 7/01/2004                          6,500,000         9,343,750            0.1
               USD     27,000,000      Malan Realty Investors, Inc.,
                                       Convertible Bonds, 8.50% due
                                       7/01/2003                                   27,000,000        27,945,000            0.3
               USD      9,545,000      Phoenix Home Life-Mutual Insurance Co.,
                                       8% due 11/25/2023                            9,545,000         9,091,612            0.1
               USD     23,948,889      RTC Commercial Mortgage, Class E,
                                       8.25% due 12/25/2020 (d)                    23,582,172        22,212,595            0.3
                                                                               --------------    --------------          ------
                                                                                  115,975,922       116,097,332            1.4

Real Estate    USD      7,000,000      Centerpoint Properties Corp.,
Investment                             Convertible Bonds, 8.22% due
Trusts                                 1/15/2004                                    7,000,000         7,866,250            0.1
               USD     30,000,000      First Union Real Estate, 8.875%
                                       due 10/01/2003                              29,756,100        27,225,000            0.3
               USD     12,500,000      Liberty Property Trust, Convertible
                                       Bonds, 8% due 7/01/2001                     12,500,000        12,687,500            0.1
                                       Meditrust, Convertible Bonds:
               USD      6,000,000        7% due 3/01/1998                           6,035,000         6,637,500            0.1
               USD      5,000,000        8.549% due 2/01/2000                       5,000,000         5,000,000            0.1
               USD     18,500,000        7.50% due 3/01/2001                       18,500,000        18,685,000            0.2
               USD      5,000,000      Mid-Atlantic Realty Trust,
                                       Convertible Bonds, 7.625% due
                                       9/15/2003                                    4,875,000         4,125,000            0.1
               USD      5,000,000      National Health Investors, Inc.,
                                       Convertible Bonds, 7.375% due
                                       4/01/1998                                    5,125,000         5,150,000            0.1
               USD     14,500,000      Nationwide Health Properties Inc.,
                                       Convertible Bonds, 6.25% due
                                       1/01/1999                                   14,450,000        14,355,000            0.1
               USD      5,500,000      Sizeler Property Investors, Inc.,
                                       Convertible Bonds, 8% due
                                       7/15/2003                                    5,505,000         4,867,500            0.1
                                                                               --------------    --------------          ------
                                                                                  108,746,100       106,598,750            1.3

Resources      USD     32,500,000      Freeport-McMoRan Resources,
                                       8.75% due 2/15/2004                         31,378,750        31,403,125            0.4

Savings Bank   USD     15,000,000      Crossland Federal Savings Bank,
                                       9% due 9/01/2003                            15,634,250        15,150,000            0.2
               USD     21,400,000      First Federal Financial Corporation,
                                       11.75% due 10/01/2004                       21,401,250        21,346,500            0.2
                                                                               --------------    --------------          ------
                                                                                   37,035,500        36,496,500            0.4

Steel          USD     23,625,000      NS Group, Inc., 13.50% due
                                       7/15/2003                                   22,526,813        22,680,000            0.3

Supermarkets   USD     39,650,000      Eagle Food Centers Inc., 8.625%
                                       due 4/15/2000                               36,095,837        18,040,750            0.2
               USD      5,000,000      Pueblo Xtra International Inc.,
                                       9.50% due 8/01/2003                          4,588,750         4,500,000            0.1
                                                                               --------------    --------------          ------
                                                                                   40,684,587        22,540,750            0.3

Telecommuni-   USD     46,500,000      Cellnet Data Systems, 9.1479% due
cations                                6/15/2005 (b)                               25,166,686        25,691,250            0.3
               USD     95,000,000      Geotek Communications Inc.,
                                       14.975% due 7/15/2005 (b)                   46,421,106        46,787,500            0.6
                                       Nextel Communications, Inc. (b):
               USD      3,000,000        11.21% due 9/01/2003                       2,158,895         1,811,250            0.0
               USD     33,500,000        9.96% due 8/15/2004                       22,383,911        17,545,625            0.2
                                                                               --------------    --------------          ------
                                                                                   96,130,598        91,835,625            1.1

Textiles &     USD     23,500,000      Salant Corp., Secured, 10.50%
Apparel                                due 12/31/1998                              23,030,000        18,330,000            0.2
               USD     18,250,000      Texfi Industries, Inc., 8.75%
                                       due 8/01/1999                               17,930,300        13,961,250            0.2
                                                                               --------------    --------------          ------
                                                                                   40,960,300        32,291,250            0.4

Trans-         USD      8,500,000      Eletson Holdings Inc., 9.25% due
portation                              11/15/2003                                   8,537,500         8,096,250            0.1
               USD     22,000,000      OMI Corp., 10.25% due 11/01/2003            21,910,000        18,920,000            0.2
                                                                               --------------    --------------          ------
                                                                                   30,447,500        27,016,250            0.3

Trans-         USD      5,000,000      AMR Corp., 6.125% due 11/01/2024             4,074,641         5,200,000            0.1
portation/
Airline

Utilities--                            CTC Mansfield Funding Corp.:
Electric       USD      5,500,000        10.25% due 3/30/2003                       5,620,000         5,610,000            0.1
               USD     12,000,000        11.125% due 9/30/2016                     12,820,000        12,300,000            0.2
               USD     40,000,000      California Energy Co., Inc.,
                                       10.25% due 1/15/2004 (b)                    34,517,325        34,000,000            0.4
               USD      8,000,000      Calpine Corp., Inc., 9.25% due
                                       2/01/2004                                    7,277,500         6,960,000            0.1
                                       Cleveland Electric Illuminating
                                       Company Inc., First Mortgage:
               USD      5,000,000        9.30% due 7/26/1999                        5,437,500         4,981,250            0.1
               USD     12,500,000        9.25% due 7/29/1999                       13,562,500        12,437,500            0.2
               USD      3,000,000        9.05% due 8/15/2001                        3,093,750         2,955,000            0.0
               USD      7,500,000        7.625% due 8/01/2002                       7,462,500         6,768,750            0.1
               USD      5,000,000        7.375% due 6/01/2003                       4,700,000         4,387,500            0.0
                                       El Paso Funding:
               USD      4,050,000        9.20% due 7/02/1997                        3,286,000         2,349,000            0.0
               USD     25,000,000        10.375% due 1/02/2011                     21,170,000        14,500,000            0.2
               USD     62,040,000        10.75% due 4/01/2013                      52,996,150        35,983,200            0.4
               USD      7,500,000      Public Service Company of
                                       New Mexico, First PV Funding,
                                       10.30% due 1/15/2014                         7,137,750         7,612,500            0.1
               USD     23,000,000      Public Service Company of
                                       New Mexico, EIP Funding, 10.25%
                                       due 10/01/2012                              23,000,000        23,230,000            0.3
                                       Toledo Edison Co.:
               USD      2,000,000        9.30% due 4/01/1998                        2,130,000         1,990,000            0.0
               USD     15,425,000        7.25% due 8/01/1999                       15,425,000        14,248,844            0.2
               USD      3,000,000        9.50% due 4/01/2001                        3,221,250         2,985,000            0.0
               USD      1,500,000        7.85% due 3/31/2003                        1,296,450         1,353,750            0.0
               USD      2,000,000        7.91% due 4/01/2003                        1,992,500         1,807,500            0.0
                                                                               --------------    --------------          ------
                                                                                  226,146,175       196,459,794            2.4

                                       Total Fixed-Income Securities
                                       in the United States                     1,367,603,159     1,278,462,246           15.4


                                       Total Investments in Fixed-Income
                                       Securities                               4,232,139,273     4,281,932,908           51.4


SCHEDULE OF INVESTMENTS (concluded)                                                                             (in US dollars)
COUNTRY
             Currency        Face                                                                                    Percent of
           Denomination    Amount           Short-Term Securities                    Cost             Value          Net Assets
Canada

Foreign        CAD     86,217,000      Canadian Treasury Bill, 6.347%
Government                             due 8/24/1995                           $   63,356,530    $   62,634,670            0.8%
Obligations*

                                       Total Short-Term Investments in Canada      63,356,530        62,634,670            0.8


Mexico

Foreign                                Mexican Cetes (Certificados de
Government                             la Tesoreria de la Federacion):
Obligations*   MXN     42,000,000        30.064% due 8/03/1995                      6,290,679         6,822,422            0.1
               MXN     18,653,450        60.149% due 2/01/1996                      2,251,725         2,518,674            0.0
               MXN     82,186,000        26.249% due 2/15/1996                     11,594,050        10,962,617            0.1
               MXN    212,150,560        24.749% due 2/22/1996                     28,534,315        28,124,706            0.3

                                       Total Short-Term Investments in
                                       Mexico                                      48,670,769        48,428,418            0.5


United States

Commercial     USD     47,000,000      ABN-AMRO North America Finance, Inc.,
Paper*                                 5.70% due 9/01/1995                         46,769,308        46,769,308            0.6
               USD     50,000,000      Ciesco L.P., 5.70% due 8/23/1995            49,825,833        49,825,833            0.6
               USD     40,000,000      Deutsche Bank Finance, 5.71% due
                                       8/11/1995                                   39,936,556        39,936,556            0.5
                                       Du Pont (E.I.) de Nemours & Co:
               USD     50,000,000        5.69% due 8/02/1995                       49,992,097        49,992,097            0.6
               USD     50,000,000        5.70% due 8/22/1995                       49,833,750        49,833,750            0.6
               USD     18,694,000      General Electric Capital Corp.,
                                       5.80% due 8/01/1995                         18,694,000        18,694,000            0.2
               USD     50,000,000      Goldman Sachs Group L.P.,
                                       5.70% due 8/09/1995                         49,936,667        49,936,667            0.6
               USD     42,082,000      Sheffield Receivables Corp.,
                                       5.87% due 8/01/1995                         42,082,000        42,082,000            0.5
               USD    100,000,000      UBS Finance (Delaware) Inc.,
                                       5.88% due 8/01/1995                        100,000,000       100,000,000            1.2

                                       Total Investments in Commercial Paper      447,070,211       447,070,211            5.4


US Government  USD     15,000,000      Federal Home Loan Mortgage Corporation,
Agency                                 5.81% due 8/02/1995                         14,997,579        14,997,579            0.2
Obligations*
                                       Total Investments in US Government
                                       Agency Obligations                          14,997,579        14,997,579            0.2


                                       Total Short-Term Investments in the
                                       United States                              462,067,790       462,067,790            5.6


                                       Total Investments in Short-Term
                                       Securities                                 574,095,089       573,130,879            6.9


Total Investments                                                              $7,654,662,916     8,203,618,539           98.5
                                                                               ==============
Unrealized Depreciation on Forward Foreign Exchange Contracts**                                     (13,880,557)          (0.2)

Variation Margin on Futures Contracts***                                                                688,896            0.0

Other Assets Less Liabilities                                                                       137,587,677            1.7
                                                                                                 --------------          ------
Net Assets                                                                                       $8,328,014,555          100.0%
                                                                                                 ==============          ======

Net Asset        Class A--Based on net assets of $1,472,359,175 and
Value:                    106,088,337 shares outstanding                                         $        13.88
                                                                                                 ==============
                 Class B--Based on net assets of $6,568,795,317 and
                          478,608,156 shares outstanding                                         $        13.72
                                                                                                 ==============
                 Class C--Based on net assets of $73,766,684 and
                          5,403,105 shares outstanding                                           $        13.65
                                                                                                 ==============
                 Class D--Based on net assets of $213,093,379 and
                          15,358,550 shares outstanding                                          $        13.87
                                                                                                 ==============


(a)Warrants entitle the Fund to purchase a predetermined number of shares of stock/face amount of bonds at a predetermined price until the expiration date.
(b)Represents a zero coupon or step bond; the interest rate shown is the effective yield at the time of purchase.
(c)Represents a pay-in-kind security.
(d)Subject to principal paydowns as a result of prepayments or refinancings of the underlying mortgage instruments. As a result, the average life may be less than the original maturity.
(e)Name changed from Crossland Federal Savings Bank.
(f)The rights may be exercised until 8/08/1995.
 ++American Depositary Receipt (ADR).
  *Commercial Paper and certain US and Foreign Government and Agency
   Obligations are traded on a discount basis. The interest rates shown are the rates in effect on July 31, 1995.
 **Forward Foreign Exchange Contracts as of July 31, 1995 were as follows:


                                                               Unrealized
   Foreign                     Expiration                     Appreciation
   Currency Sold                  Date                       (Depreciation)

   CHF      3,000,000           August 1995                   $        612
   CHF     55,000,000        September 1995                        (39,618)
   DEM    666,500,000           August 1995                     (4,764,376)
   DEM    325,000,000        September 1995                     (1,430,984)
   DEM    155,000,000          October 1995                        285,222
   DKR      7,000,000           August 1995                         (6,715)
   ECU    123,000,000           August 1995                     (2,794,730)
   ECU     30,000,000        September 1995                       (752,970)
   FRF    335,000,000           August 1995                     (2,668,862)
   FRF    200,000,000        September 1995                       (828,614)
   FRF    310,000,000          October 1995                       (942,780)
   GBP    102,000,000           August 1995                       (967,613)
   GBP     32,000,000        September 1995                        (92,480)
   NLG    108,000,000           August 1995                       (409,013)
   NLG     55,000,000        September 1995                       (251,823)
   ESP 12,500,000,000           August 1995                     (1,474,604)
   ESP  7,000,000,000        September 1995                       (812,158)
   ESP  4,500,000,000          October 1995                       (594,852)
   JPY  5,000,000,000           August 1995                      1,713,682
   JPY 24,000,000,000        September 1995                      2,490,897
   JPY  4,000,000,000          October 1995                        461,222

   Total Unrealized Depreciation--Net, on
   Forward Foreign Exchange Contracts
   (US$ Commitment--$2,149,759,277)                           $(13,880,557)
                                                              ============

***Financial Futures Contracts purchased as of July 31, 1995 were as follows:

   Number of                                    Expiration
   Contracts             Issue                     Date             Value

     330      Standard & Poor's 500 Index     September 1995    $(92,919,750)
     700           US Treasury Notes          September 1995     (76,234,375)

   Total Financial Futures Contracts Purchased
   (Total Contract Price--$167,728,750)                        $(169,154,125)
                                                               =============





PORTFOLIO CHANGES

For the Quarter Ended July 31, 1995

Additions

Allied Domecq PLC, 6.75% due 7/07/2008
Authentic Fitness Corp.
Autopista Espana (ACESA) (Rights)
Berkely Federal Bank, 12% due 6/15/2005
British Petroleum Company PLC (The)
CS Holdings AG
Calfed Inc.
Cellnet Data Systems, 0% due 6/15/2000
Celsius Industrier AB
Cooper Cameron Corporation
First Chicago Corp.
First City Bancorp of Texas Inc.,
  9% due 9/30/1997
Freeport McMoRan Copper & Gold Inc.
  (Class B)
Geotek Communications, Inc.,
  0% due 7/15/2000
Jefferson Smurfit Group PLC
Kinden Corporation
Kymmene Oy
Laroche Industries Inc., 13% due 8/15/2004
Meditrust, Convertible Bonds,
  8.549% due 2/01/2000
Mos Food Services, Inc.
Nationwide Health Properties, Inc.
News International PLC,
  5.375% due 4/30/1996
NS Group, Inc., 13.50% due 7/15/2003
NYNEX Cabecomms Group
Ohsho Food Service Corp.
Rauma OY
Republic of Brazil, 4% due 4/01/2014
Rio Hotel & Casino Inc., 10.625% due 7/15/2005
Roche Holdings AG
Roosevelt Financial Group, Inc.
Sherritt, Inc.:
  9.75% due 4/01/2003
  10.50% due 3/31/2014
T & N PLC
Telecom Italia Mobile
Toys R Us, Inc
U.K. T.N., Bond, 6.75% due 11/26/2004
Vodafone Group PLC


Deletions

Albank Financial Corp.
Alcan Aluminium, Ltd.
Allison Engine, Inc., 10% due 12/01/2003
Allnet Communication Services,
  9% due 5/15/2003
AutoImmune Inc.
Banco de Santander S.A. (New)
BankAmerica Corp.
Bayerische Vereinsbank AG (Rights)
Boise Cascade Corp.
Bowater, Inc.
Brown (Tom), Inc.
Bundesrepublic Deutscheland:
  6.75% due 4/01/2004
  7.50% due 11/11/2004
Canadian Government Bonds,
  6.50% due 6/01/2004
Chase Manhattan Corp. (Warrants)
Cliffs Drilling Co.
Columbia Gas System, Inc.
  7.50% due 6/01/1997
  9.50% due 10/10/2019
Continental Cablevision, Inc.,
  9.50% due 8/01/2013
Deluxe Corp.
Diamond Cable Communications,
  13.25% due 9/30/2004
Domtar, Inc., 10.35% due 9/01/2006
EG&G, Inc.
Forte PLC
Gardner Denver Machinery, Inc.
General Electric Co. PLC (Ordinary)
Government of Spain:
  10.90% due 8/30/2003
  8% due 5/30/2004
Handleman Co.
Hanson PLC (Ordinary)
Hitachi, Ltd.
Hong Kong Telecommunications Ltd.
Immune Response Corp.
International Paper Co.
Marcus Cable Co. L.P., 13.50% due 8/01/2004
NWA Trust #2, Class C, 11.30% due 6/21/2014
Nestle AG
News International PLC, 5.375%
  due 4/30/1996

Octel Communications Corp.
Pacific Enterprises
Paging Network, Inc., 8.875% due 2/01/2006
Penn Traffic Co., 8.625% due 12/15/2003
Plains Resources, Inc. (Convertible, Series C)
Presidio Oil Co., 11.50% due 8/15/2000
Public Service Company of New Mexico,
  10.15% due 10/15/2016
Ralphs Grocery Company, 10.25%
  due 7/15/2002
Republic of Brazil, IDU Floating Rate Bond
Rohr Industries, Inc., 11.625% due
  5/15/2003
Santa Fe Energy Resources, Inc.,
  11% due 5/15/2004
Shell Transport & Trading Company PLC
Sherritt, Inc., 11% due 3/31/2004
South Jersey Industries, Inc.
Telecom Argentina S.A.,
  8.375% due 10/18/2000
Telefonica de Argentina S.A.,
  8.375% due 10/01/2000
Toyota Motor Corp.
UAL Corp.
United Kingdom Treasury Gilt,
  8% due 6/10/2003
United Mexican States:
  Floating Notes, Series C, 6.937%
    due 12/31/2019
  Par Bonds, Series A, 6.25% due 12/31/2019
United Mexican States, Rights (Series C)
Vista Properties, Inc., 13.75% due 10/31/2001
Waterford Wedgwood Units (Ordinary)




PORTFOLIO INFORMATION

Worldwide
Investments
As of 7/31/95


Percent Breakdown of
Stocks & Fixed-Income                                   Percent of
Securities by Country                                   Net Assets

United States*                                             38.9%
Germany                                                    12.2
France                                                      5.5
Argentina                                                   5.4
Japan                                                       5.3
Spain                                                       4.3
Canada                                                      4.3
Mexico*                                                     3.5
United Kingdom                                              3.3
Netherlands                                                 2.1
Brazil                                                      1.7
Finland                                                     1.0
Switzerland                                                 1.0
Sweden                                                      0.9
Italy                                                       0.9
Australia                                                   0.9
Indonesia                                                   0.5
Portugal                                                    0.4
Norway                                                      0.2
Hong Kong                                                   0.2
Austria                                                     0.1
Ireland                                                     0.1
Korea                                                       0.1
New Zealand                                                 0.1
Taiwan                                                      0.0
Denmark                                                     0.0
                                                           -----
Total                                                      98.5%
                                                           =====

*Includes investments in short-term securities.



Ten Largest Industries                                  Percent of
(Equity Investments)                                    Net Assets

Banking++                                                   8.5%
Insurance                                                   3.8
Utilities--Electric & Gas                                   2.6
Energy & Petroleum                                          1.5
Retail Stores                                               1.2
Pharmaceuticals                                             0.9
Financial Services                                          0.9
Multi-Industry                                              0.9
Pharmaceuticals/Biotechnology                               0.8
Chemicals                                                   0.8

++Includes Savings Banks.


Ten Largest Industries                                  Percent of
(Equity Investments)                                    Net Assets

Republic New York Corp.                                     0.7%
Chemical Banking Corp.                                      0.6
KeyCorp                                                     0.6
Internationale Nederlanden
  Groep N.V.                                                0.6
Student Loan Marketing Association                          0.5
Entergy Corp.                                               0.5
Bristol-Myers Squibb Co.                                    0.5
Loews Corp.                                                 0.5
First of America Bank                                       0.5
First Commerce Corp.                                        0.5




